Property and Equipment, Net by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 37,991	$ 36,973
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	3,270	3,519
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	33,605	31,450
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 1,116	$ 2,004